Note 8 - Loss For The Year (Details Textual) $ in Millions	12 Months Ended
Mar. 31, 2017 USD ($)
Continuing operations [member]
Statement Line Items [Line Items]
Exceptional costs	$ 5.2
Discontinued operations [member]
Statement Line Items [Line Items]
Exceptional costs	$ 3.9